Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	853,331
Number of shares, Granted	1,028,741
Number of shares, Vested	(348,696)
Number of shares, Forfeited	(243,217)
Number of shares, Outstanding, Ending balance	1,290,159	853,331
Number of shares, Expected to vest	1,011,422
Weighted average grant date fair value, Outstanding, Beginning balance	$ 79.88
Weighted average grant date fair value, Granted	50.79	$ 85.44	$ 85.30
Weighted average grant date fair value, Vested	74.17
Weighted average grant date fair value, Forfeited	79.67
Weighted average grant date fair value, Outstanding, Ending balance	55.34	$ 79.88
Weighted average grant date fair value, Expected to vest	$ 54.83